Related Party Disclosures - Balances held by entities with significant influence over the company (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Share capital	€ 381,208	€ 96,810	[1]
Success fee remuneration	9,872	591
Compensation	34,035	€ 17,432
Board members
Disclosure of transactions between related parties [line items]
Compensation	€ 72
Series A Ordinary Shares
Disclosure of transactions between related parties [line items]
Treasury shares	879,691
Joint Stock Ownership Plan
Disclosure of transactions between related parties [line items]
Success fee remuneration	€ 5,439
Percentage of trust controlled by entity	100.00%
General and Administrative Expenses
Disclosure of transactions between related parties [line items]
Consulting services to entity controlled by member of Key Management Personnel	€ 95
General and Administrative Expenses | Joint Stock Ownership Plan
Disclosure of transactions between related parties [line items]
Success fee remuneration	3,732
General and Administrative Expenses | Shadow bonus
Disclosure of transactions between related parties [line items]
Success fee remuneration	€ 1,707

[1]	Net of transaction cost. Refer to note 21.